Investment Objectives and Goals - Roundhill Magnificent Seven Plus ETF	Nov. 10, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill Magnificent Seven Plus ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide capital appreciation.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities and financial instruments (i.e., swap agreements) that provide exposure to Magnificent Seven Plus companies.